Submission	Aug. 13, 2025
Submission [Line Items]
Central Index Key	0000088205
Registrant Name	SPX Technologies, Inc.
Registration File Number	333-289489
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A